GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 171,603	$ 169,355
Long-lived assets	30,055		$ 29,870
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,373	17,782
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,553	18,189
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,560	7,494
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,233	24,940
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,281	77,210
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,603	$ 23,740
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	25,060		25,419
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,995		$ 4,451